CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reversal of other non-cash movements:
Amortization of acquired assets and liabilities		$ (100)	$ (700)
Exchange rate adjustments	$ 1,800	(2,400)	(100)
Share-based payments	1,900	2,000
Equity transactions expensed in relation to the Corporate Reorganization		(6,400)
Other adjustments		(200)	(100)
Total	3,700	(7,100)	(900)
Adjustments For Decrease (Increase) In Trade Accounts Receivables And Payables For Bunkers [Abstract]
Change in bunkers	(1,600)	(6,100)	15,600
Change in receivables	(12,400)	18,100	6,100
Change in prepayments	(1,400)	2,700	4,900
Change in trade payables and other liabilities	(4,500)	(5,400)	(11,900)
Adjusted for fair value changes of derivative financial instruments	6,900	(1,000)	2,200
Total	$ 12,996	$ (8,322)	$ (16,870)